Quarterly Holdings Report
for

Fidelity® Large Cap Growth Index Fund

July 31, 2020

LC1-QTLY-0920
1.9871046.104

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Entertainment - 2.0%
Activision Blizzard, Inc.	90,483	$7,476,610
Electronic Arts, Inc. (a)	11,868	1,680,746
Live Nation Entertainment, Inc. (a)	42,209	1,975,803
Netflix, Inc. (a)	128,085	62,618,195
Roku, Inc. Class A (a)	30,742	4,761,628
Spotify Technology SA (a)	39,555	10,198,070
Take-Two Interactive Software, Inc. (a)	31,202	5,117,752
World Wrestling Entertainment, Inc. Class A (b)	13,210	615,718
Zynga, Inc. (a)	218,297	2,145,860
		96,590,382
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	69,706	103,719,043
Class C (a)	69,709	103,375,659
Facebook, Inc. Class A (a)	723,175	183,447,802
InterActiveCorp (a)	22,617	2,994,943
Match Group, Inc. (a)	65,814	6,759,098
Pinterest, Inc. Class A (a)	99,204	3,401,705
Zillow Group, Inc. Class C (a)(b)	6,742	461,085
		404,159,335
Media - 0.7%
Altice U.S.A., Inc. Class A (a)	97,240	2,624,508
Cable One, Inc.	1,525	2,779,404
Charter Communications, Inc. Class A (a)	40,695	23,603,100
Liberty Media Corp. Liberty SiriusXM Series C (a)	9,295	325,232
Nexstar Broadcasting Group, Inc. Class A	8,805	771,758
Sirius XM Holdings, Inc.	213,813	1,257,220
		31,361,222

TOTAL COMMUNICATION SERVICES		532,110,939

CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.3%
Tesla, Inc. (a)	44,535	63,718,897
Distributors - 0.1%
Pool Corp.	11,839	3,749,411
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	11,832	1,268,864
Chegg, Inc. (a)(b)	36,371	2,944,960
Frontdoor, Inc. (a)	4,584	192,505
H&R Block, Inc.	40,138	582,001
		4,988,330
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	8,346	9,640,965
Domino's Pizza, Inc.	11,669	4,511,352
Dunkin' Brands Group, Inc.	20,850	1,433,021
Las Vegas Sands Corp.	42,567	1,857,624
McDonald's Corp.	31,896	6,196,755
Planet Fitness, Inc. (a)	14,789	771,986
Starbucks Corp.	202,535	15,500,004
Vail Resorts, Inc.	917	176,092
Wendy's Co.	54,909	1,272,791
Wynn Resorts Ltd.	7,241	524,466
Yum China Holdings, Inc.	7,453	381,892
Yum! Brands, Inc.	7,428	676,319
		42,943,267
Household Durables - 0.0%
NVR, Inc. (a)	100	393,015
Tempur Sealy International, Inc. (a)	10,443	845,361
		1,238,376
Internet & Direct Marketing Retail - 9.3%
Amazon.com, Inc. (a)	127,711	404,164,447
eBay, Inc.	183,179	10,126,135
Etsy, Inc. (a)	35,422	4,193,256
Expedia, Inc.	4,616	373,942
GrubHub, Inc. (a)	2,296	165,863
The Booking Holdings, Inc. (a)	12,301	20,445,861
Wayfair LLC Class A (a)(b)	18,127	4,823,413
		444,292,917
Leisure Products - 0.0%
Mattel, Inc. (a)(b)	60,483	671,966
Peloton Interactive, Inc. Class A (a)	6,975	475,835
Polaris, Inc.	1,720	178,244
		1,326,045
Multiline Retail - 0.4%
Dollar General Corp.	75,799	14,432,130
Dollar Tree, Inc. (a)	33,748	3,150,376
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	13,971	1,468,352
		19,050,858
Specialty Retail - 2.8%
AutoZone, Inc. (a)	4,141	4,999,926
Best Buy Co., Inc.	12,378	1,232,725
Burlington Stores, Inc. (a)	17,422	3,275,336
CarMax, Inc. (a)	3,615	350,547
Carvana Co. Class A (a)	16,373	2,536,996
Five Below, Inc. (a)	16,568	1,804,421
Floor & Decor Holdings, Inc. Class A (a)	24,304	1,601,634
Lowe's Companies, Inc.	227,731	33,911,423
O'Reilly Automotive, Inc. (a)	21,955	10,480,878
Ross Stores, Inc.	84,855	7,608,948
The Home Depot, Inc.	161,849	42,969,291
TJX Companies, Inc.	291,591	15,159,816
Tractor Supply Co.	34,681	4,950,366
Ulta Beauty, Inc. (a)	15,046	2,903,728
Williams-Sonoma, Inc. (b)	3,947	343,863
		134,129,898
Textiles, Apparel & Luxury Goods - 1.0%
lululemon athletica, Inc. (a)	34,069	11,092,526
NIKE, Inc. Class B	364,748	35,603,052
VF Corp.	6,457	389,745
		47,085,323

TOTAL CONSUMER DISCRETIONARY		762,523,322

CONSUMER STAPLES - 4.8%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	2,594	2,102,281
Brown-Forman Corp.:
Class A	10,562	667,941
Class B (non-vtg.)	47,403	3,286,924
Monster Beverage Corp. (a)	110,941	8,706,650
PepsiCo, Inc.	306,908	42,248,955
The Coca-Cola Co.	683,183	32,273,565
		89,286,316
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	117,327	38,193,458
Grocery Outlet Holding Corp. (a)	10,937	481,119
Sprouts Farmers Market LLC (a)	29,539	779,239
Sysco Corp.	105,012	5,549,884
		45,003,700
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	12,345	1,554,236
Campbell Soup Co.	26,543	1,315,737
Kellogg Co.	25,848	1,783,254
Lamb Weston Holdings, Inc.	10,066	604,765
McCormick & Co., Inc. (non-vtg.)	20,922	4,077,698
Pilgrim's Pride Corp. (a)	5,190	79,667
The Hershey Co.	34,181	4,970,259
		14,385,616
Household Products - 1.2%
Church & Dwight Co., Inc.	73,803	7,109,443
Clorox Co.	26,927	6,368,505
Energizer Holdings, Inc.	14,004	702,021
Procter & Gamble Co.	328,149	43,026,897
Reynolds Consumer Products, Inc.	4,434	151,022
		57,357,888
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	59,741	11,801,237
Herbalife Nutrition Ltd. (a)	4,175	213,927
		12,015,164
Tobacco - 0.2%
Altria Group, Inc.	243,873	10,035,374

TOTAL CONSUMER STAPLES		228,084,058

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)(b)	69,495	3,438,613
Equitrans Midstream Corp.	12,253	118,241
		3,556,854
FINANCIALS - 2.0%
Capital Markets - 1.3%
Apollo Global Management LLC Class A	25,313	1,242,868
Ares Management Corp.	29,379	1,173,397
Carlyle Group LP	3,042	86,606
Cboe Global Markets, Inc.	7,088	621,618
FactSet Research Systems, Inc.	11,258	3,898,645
Intercontinental Exchange, Inc.	57,187	5,534,558
LPL Financial	1,654	130,699
MarketAxess Holdings, Inc.	11,112	5,741,570
Moody's Corp.	48,767	13,718,157
Morningstar, Inc.	5,529	929,093
MSCI, Inc.	24,897	9,360,774
S&P Global, Inc.	42,797	14,989,649
T. Rowe Price Group, Inc.	17,243	2,381,258
Tradeweb Markets, Inc. Class A	21,457	1,160,180
Virtu Financial, Inc. Class A	16,616	412,077
		61,381,149
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)(b)	190	88,909
LendingTree, Inc. (a)(b)	2,332	807,548
SLM Corp.	26,469	179,195
		1,075,652
Insurance - 0.7%
Alleghany Corp.	445	232,432
Aon PLC	68,881	14,135,759
Axis Capital Holdings Ltd.	922	36,991
Brown & Brown, Inc.	5,329	242,310
Erie Indemnity Co. Class A	4,484	942,178
Lincoln National Corp.	6,482	241,584
Marsh & McLennan Companies, Inc.	118,287	13,792,264
Primerica, Inc.	7,359	880,578
Progressive Corp.	50,506	4,562,712
RenaissanceRe Holdings Ltd.	5,009	903,523
		35,970,331

TOTAL FINANCIALS		98,427,132

HEALTH CARE - 14.4%
Biotechnology - 3.9%
AbbVie, Inc.	498,793	47,340,444
ACADIA Pharmaceuticals, Inc. (a)	33,084	1,375,302
Acceleron Pharma, Inc. (a)	14,112	1,399,487
Agios Pharmaceuticals, Inc. (a)	1,581	71,651
Alexion Pharmaceuticals, Inc. (a)	10,001	1,025,002
Alnylam Pharmaceuticals, Inc. (a)	34,321	5,002,629
Amgen, Inc.	177,290	43,377,544
Biogen, Inc. (a)	14,880	4,087,387
BioMarin Pharmaceutical, Inc. (a)	49,260	5,901,841
bluebird bio, Inc. (a)	8,331	505,692
Exact Sciences Corp. (a)	39,170	3,711,358
Exelixis, Inc. (a)	32,051	740,058
Global Blood Therapeutics, Inc. (a)(b)	17,438	1,176,716
Immunomedics, Inc. (a)(b)	61,748	2,607,618
Incyte Corp. (a)	54,814	5,413,431
Ionis Pharmaceuticals, Inc. (a)	19,180	1,104,001
Iovance Biotherapeutics, Inc. (a)(b)	39,959	1,161,608
Moderna, Inc. (a)(b)	81,494	6,038,705
Neurocrine Biosciences, Inc. (a)	27,657	3,328,797
Regeneron Pharmaceuticals, Inc. (a)	29,122	18,407,143
Repligen Corp. (a)	15,661	2,363,402
Sage Therapeutics, Inc. (a)	961	43,793
Sarepta Therapeutics, Inc. (a)	22,321	3,426,720
Seattle Genetics, Inc. (a)	36,547	6,076,670
Vertex Pharmaceuticals, Inc. (a)	78,083	21,238,576
		186,925,575
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	199,917	20,119,647
Abiomed, Inc. (a)	13,445	4,032,693
Align Technology, Inc. (a)	23,398	6,874,800
Baxter International, Inc.	64,138	5,540,240
DexCom, Inc. (a)	27,669	12,050,956
Edwards Lifesciences Corp. (a)	185,557	14,549,524
Haemonetics Corp. (a)	13,894	1,217,948
Hill-Rom Holdings, Inc.	2,333	226,814
Hologic, Inc. (a)	53,634	3,742,581
ICU Medical, Inc. (a)	1,389	255,201
IDEXX Laboratories, Inc. (a)	25,308	10,066,257
Insulet Corp. (a)	18,856	3,834,556
Intuitive Surgical, Inc. (a)	34,849	23,886,899
Masimo Corp. (a)	14,417	3,173,470
Novocure Ltd. (a)	30,363	2,301,212
Penumbra, Inc. (a)(b)	9,601	2,130,558
Quidel Corp. (a)	11,122	3,141,631
ResMed, Inc.	43,207	8,749,850
STERIS PLC	1,420	226,675
Stryker Corp.	33,940	6,560,602
Tandem Diabetes Care, Inc. (a)	15,591	1,628,636
Teleflex, Inc.	8,869	3,309,024
The Cooper Companies, Inc.	1,786	505,313
Varian Medical Systems, Inc. (a)	3,667	523,354
West Pharmaceutical Services, Inc.	21,982	5,910,300
		144,558,741
Health Care Providers & Services - 2.5%
Amedisys, Inc. (a)	9,449	2,212,578
AmerisourceBergen Corp.	21,222	2,126,232
Anthem, Inc.	19,654	5,381,265
Cardinal Health, Inc.	87,862	4,799,022
Centene Corp. (a)	50,541	3,297,800
Chemed Corp.	4,659	2,293,113
Cigna Corp.	29,395	5,076,223
DaVita HealthCare Partners, Inc. (a)	4,156	363,193
Encompass Health Corp. (b)	13,241	901,447
Guardant Health, Inc. (a)	22,314	1,900,707
HCA Holdings, Inc.	41,507	5,256,446
Humana, Inc.	15,110	5,929,920
Laboratory Corp. of America Holdings (a)	1,623	313,109
McKesson Corp.	36,171	5,431,437
Molina Healthcare, Inc. (a)	11,903	2,198,484
UnitedHealth Group, Inc.	236,565	71,627,151
		119,108,127
Health Care Technology - 0.5%
Cerner Corp.	91,356	6,344,674
Change Healthcare, Inc. (a)	52,920	617,047
Livongo Health, Inc. (b)	16,136	2,053,306
Teladoc Health, Inc. (a)	19,998	4,752,125
Veeva Systems, Inc. Class A (a)	40,299	10,661,906
		24,429,058
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	16,756	1,648,288
Adaptive Biotechnologies Corp. (a)	21,384	798,051
Agilent Technologies, Inc.	7,968	767,557
Avantor, Inc. (a)	125,191	2,764,217
Bio-Techne Corp.	10,702	2,944,762
Bruker Corp.	13,043	581,979
Charles River Laboratories International, Inc. (a)	12,923	2,571,548
Illumina, Inc. (a)	44,148	16,871,600
IQVIA Holdings, Inc. (a)	21,845	3,460,030
Mettler-Toledo International, Inc. (a)	6,657	6,224,295
PerkinElmer, Inc.	6,421	763,521
PPD, Inc.	17,370	510,157
PRA Health Sciences, Inc. (a)	16,098	1,715,403
Syneos Health, Inc. (a)	1,915	119,477
Thermo Fisher Scientific, Inc.	69,793	28,890,812
Waters Corp. (a)	1,338	285,195
		70,916,892
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	247,658	14,527,618
Eli Lilly & Co.	253,748	38,135,787
Horizon Pharma PLC (a)	50,985	3,119,772
Johnson & Johnson	106,546	15,530,145
Merck & Co., Inc.	664,994	53,359,119
Reata Pharmaceuticals, Inc. (a)(b)	6,344	937,009
Zoetis, Inc. Class A	129,536	19,648,020
		145,257,470

TOTAL HEALTH CARE		691,195,863

INDUSTRIALS - 4.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	18,739	1,557,773
BWX Technologies, Inc.	19,745	1,076,497
HEICO Corp.	12,676	1,218,417
HEICO Corp. Class A	16,463	1,260,243
Huntington Ingalls Industries, Inc.	1,000	173,710
Lockheed Martin Corp.	74,481	28,226,065
Mercury Systems, Inc. (a)	13,876	1,074,419
Northrop Grumman Corp.	43,147	14,023,206
TransDigm Group, Inc.	3,457	1,491,972
Virgin Galactic Holdings, Inc. (a)(b)	14,966	335,987
		50,438,289
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	6,240	584,813
Expeditors International of Washington, Inc.	30,645	2,589,809
United Parcel Service, Inc. Class B	140,032	19,990,968
XPO Logistics, Inc. (a)	1,193	89,499
		23,255,089
Building Products - 0.1%
Allegion PLC	18,082	1,798,436
Armstrong World Industries, Inc.	5,607	399,443
Carrier Global Corp.	92,426	2,517,684
Trex Co., Inc. (a)	17,360	2,418,769
		7,134,332
Commercial Services & Supplies - 0.4%
Cintas Corp.	23,529	7,102,699
Copart, Inc. (a)	61,118	5,699,254
IAA Spinco, Inc. (a)	9,367	406,059
MSA Safety, Inc.	2,306	273,330
Rollins, Inc.	38,907	2,038,727
Waste Management, Inc.	16,905	1,852,788
		17,372,857
Construction & Engineering - 0.0%
Quanta Services, Inc.	7,251	289,822
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	16,745	2,638,677
Rockwell Automation, Inc.	16,767	3,657,553
Vertiv Holdings Co. (a)	61,167	886,922
		7,183,152
Industrial Conglomerates - 0.4%
3M Co.	111,612	16,794,258
Roper Technologies, Inc.	4,384	1,895,861
		18,690,119
Machinery - 0.3%
Allison Transmission Holdings, Inc.	22,661	846,615
Donaldson Co., Inc.	3,429	165,758
Graco, Inc.	24,583	1,308,799
Illinois Tool Works, Inc.	42,121	7,791,964
Lincoln Electric Holdings, Inc.	6,861	620,166
Nordson Corp.	14,167	2,743,156
Toro Co.	28,806	2,055,308
		15,531,766
Professional Services - 0.7%
CoreLogic, Inc.	1,247	84,996
CoStar Group, Inc. (a)	11,542	9,807,930
Equifax, Inc.	26,925	4,376,928
IHS Markit Ltd.	64,868	5,236,794
TransUnion Holding Co., Inc.	51,915	4,650,027
Verisk Analytics, Inc.	47,702	9,001,844
		33,158,519
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	7,077	915,764
Landstar System, Inc.	9,515	1,158,737
Old Dominion Freight Lines, Inc.	25,223	4,611,269
Uber Technologies, Inc. (a)	315,156	9,536,621
Union Pacific Corp.	104,130	18,050,936
		34,273,327
Trading Companies & Distributors - 0.2%
Fastenal Co.	139,634	6,568,383
W.W. Grainger, Inc.	9,819	3,353,483
		9,921,866

TOTAL INDUSTRIALS		217,249,138

INFORMATION TECHNOLOGY - 43.2%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)(b)	14,525	3,773,159
CommScope Holding Co., Inc. (a)	4,164	38,642
Lumentum Holdings, Inc. (a)	2,404	223,163
Motorola Solutions, Inc.	5,270	736,746
Ubiquiti, Inc.	2,079	385,239
		5,156,949
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	51,700	5,467,792
CDW Corp.	42,692	4,962,945
Cognex Corp.	49,479	3,308,661
Coherent, Inc. (a)	5,855	812,850
Dolby Laboratories, Inc. Class A	2,584	179,846
IPG Photonics Corp. (a)	620	110,986
Jabil, Inc.	8,686	302,794
Keysight Technologies, Inc. (a)	18,775	1,875,435
Zebra Technologies Corp. Class A (a)	14,374	4,035,501
		21,056,810
IT Services - 8.3%
Accenture PLC Class A	191,981	43,153,489
Akamai Technologies, Inc. (a)	39,502	4,441,605
Automatic Data Processing, Inc.	111,070	14,762,314
Black Knight, Inc. (a)	43,263	3,241,264
Booz Allen Hamilton Holding Corp. Class A	41,196	3,368,185
Broadridge Financial Solutions, Inc.	34,407	4,622,236
CACI International, Inc. Class A (a)	1,210	251,462
Cognizant Technology Solutions Corp. Class A	11,661	796,680
EPAM Systems, Inc. (a)	15,909	4,614,883
Fastly, Inc. Class A (a)	22,365	2,157,999
Fiserv, Inc. (a)	49,378	4,927,431
FleetCor Technologies, Inc. (a)	24,783	6,408,140
Gartner, Inc. (a)	25,932	3,232,164
Genpact Ltd.	22,560	898,339
GoDaddy, Inc. (a)	49,602	3,486,029
Jack Henry & Associates, Inc.	17,891	3,189,965
Leidos Holdings, Inc.	3,806	362,179
MasterCard, Inc. Class A	265,720	81,982,592
MongoDB, Inc. Class A (a)(b)	12,523	2,868,769
Okta, Inc. (a)	34,487	7,620,937
Paychex, Inc.	76,121	5,474,622
PayPal Holdings, Inc. (a)	353,724	69,354,665
Science Applications International Corp.	3,134	250,657
Square, Inc. (a)	108,692	14,113,656
StoneCo Ltd. Class A (a)	47,286	2,256,015
Switch, Inc. Class A	26,297	473,083
The Western Union Co.	23,552	571,843
Twilio, Inc. Class A (a)	32,056	8,892,976
VeriSign, Inc. (a)	18,176	3,847,496
Visa, Inc. Class A	508,581	96,833,822
WEX, Inc. (a)	854	135,248
		398,590,745
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	326,548	25,284,612
Analog Devices, Inc.	13,522	1,553,002
Applied Materials, Inc.	275,344	17,712,880
Broadcom, Inc.	111,441	35,298,937
Enphase Energy, Inc. (a)	32,345	1,952,344
Entegris, Inc.	37,548	2,700,077
Inphi Corp. (a)	14,285	1,866,478
KLA-Tencor Corp.	46,573	9,306,683
Lam Research Corp.	43,624	16,453,228
Maxim Integrated Products, Inc.	26,710	1,818,684
Microchip Technology, Inc.	52,836	5,375,006
MKS Instruments, Inc.	12,397	1,579,874
Monolithic Power Systems, Inc.	13,061	3,461,296
NVIDIA Corp.	177,807	75,495,074
Qualcomm, Inc.	338,953	35,796,826
SolarEdge Technologies, Inc. (a)	14,822	2,595,332
Teradyne, Inc.	49,560	4,408,858
Texas Instruments, Inc.	137,733	17,567,844
Universal Display Corp.	12,835	2,239,066
Xilinx, Inc.	73,485	7,888,615
		270,354,716
Software - 17.7%
2U, Inc. (a)(b)	5,932	279,368
Adobe, Inc. (a)	144,909	64,385,967
Alteryx, Inc. Class A (a)(b)	16,258	2,853,116
Anaplan, Inc. (a)	38,811	1,762,408
ANSYS, Inc. (a)	25,693	7,980,246
Aspen Technology, Inc. (a)	19,652	1,911,354
Atlassian Corp. PLC (a)	37,442	6,614,129
Autodesk, Inc. (a)	43,972	10,396,300
Avalara, Inc. (a)	23,510	3,160,920
Bill.Com Holdings, Inc. (a)	5,028	468,157
Cadence Design Systems, Inc. (a)	82,656	9,030,168
CDK Global, Inc.	4,640	210,934
Ceridian HCM Holding, Inc. (a)	22,315	1,747,041
Citrix Systems, Inc.	10,017	1,430,027
Cloudflare, Inc. (a)	32,667	1,359,601
Coupa Software, Inc. (a)	19,906	6,100,194
Crowdstrike Holdings, Inc. (a)	25,737	2,913,428
Datadog, Inc. Class A (a)	45,668	4,286,398
DocuSign, Inc. (a)	53,021	11,496,543
Dropbox, Inc. Class A (a)	75,042	1,707,206
Dynatrace, Inc.	45,405	1,899,291
Elastic NV (a)	17,039	1,638,981
Everbridge, Inc. (a)	10,341	1,476,695
Fair Isaac Corp. (a)	8,380	3,680,412
FireEye, Inc. (a)(b)	14,306	216,021
Five9, Inc. (a)	18,386	2,221,397
Fortinet, Inc. (a)	39,819	5,506,968
Globant SA (a)	11,243	1,944,364
Guidewire Software, Inc. (a)	4,743	558,061
HubSpot, Inc. (a)	12,384	2,905,410
Intuit, Inc.	75,879	23,247,049
LogMeIn, Inc.	1,184	101,599
Manhattan Associates, Inc. (a)	16,798	1,609,080
Medallia, Inc. (b)	23,778	730,698
Microsoft Corp.	2,255,453	462,390,420
New Relic, Inc. (a)	15,317	1,086,128
Nortonlifelock, Inc.	167,024	3,582,665
Nutanix, Inc. Class A (a)	56,156	1,246,102
Oracle Corp.	523,232	29,013,214
Pagerduty, Inc. (a)	20,182	615,147
Palo Alto Networks, Inc. (a)	29,297	7,497,688
Parametric Technology Corp. (a)	31,159	2,665,964
Paycom Software, Inc. (a)	14,816	4,213,226
Paylocity Holding Corp. (a)(b)	10,333	1,376,356
Pegasystems, Inc.	10,935	1,278,192
Pluralsight, Inc. (a)(b)	26,696	565,154
Proofpoint, Inc. (a)	17,397	2,012,311
RealPage, Inc. (a)	22,888	1,442,173
RingCentral, Inc. (a)	22,900	6,647,183
Salesforce.com, Inc. (a)	241,809	47,116,484
ServiceNow, Inc. (a)	57,224	25,132,781
Slack Technologies, Inc. Class A (a)(b)	112,707	3,330,492
Smartsheet, Inc. (a)	32,464	1,549,831
Splunk, Inc. (a)	47,669	10,001,910
SS&C Technologies Holdings, Inc.	13,859	796,893
Synopsys, Inc. (a)	41,601	8,287,751
Teradata Corp. (a)(b)	23,615	495,915
The Trade Desk, Inc. (a)(b)	12,131	5,474,963
Tyler Technologies, Inc. (a)	11,737	4,193,043
VMware, Inc. Class A (a)(b)	23,680	3,320,173
Workday, Inc. Class A (a)	51,480	9,313,762
Zendesk, Inc. (a)	33,891	3,089,165
Zoom Video Communications, Inc. Class A (a)	50,282	12,767,103
Zscaler, Inc. (a)(b)	21,349	2,772,168
		851,103,888
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	1,231,843	523,582,535
Dell Technologies, Inc. (a)	2,877	172,131
NetApp, Inc.	36,303	1,608,223
Pure Storage, Inc. Class A (a)	41,747	745,601
		526,108,490

TOTAL INFORMATION TECHNOLOGY		2,072,371,598

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	8,519	2,441,801
Ecolab, Inc.	14,893	2,786,182
FMC Corp.	7,723	819,024
NewMarket Corp.	1,684	631,180
RPM International, Inc.	32,219	2,628,748
Sherwin-Williams Co.	24,761	16,043,147
The Scotts Miracle-Gro Co. Class A	11,550	1,831,484
W.R. Grace & Co.	6,463	298,138
		27,479,704
Containers & Packaging - 0.2%
Amcor PLC	76,388	786,796
Avery Dennison Corp.	10,450	1,184,403
Ball Corp.	90,004	6,626,995
Berry Global Group, Inc. (a)	13,057	652,719
Crown Holdings, Inc. (a)	4,373	313,019
Graphic Packaging Holding Co.	15,872	221,256
		9,785,188
Metals & Mining - 0.0%
Royal Gold, Inc.	13,932	1,949,505

TOTAL MATERIALS		39,214,397

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	132,792	34,710,501
Americold Realty Trust	7,976	321,832
Brookfield Property REIT, Inc. Class A (b)	16,430	190,752
CoreSite Realty Corp.	8,079	1,042,595
Crown Castle International Corp.	116,621	19,440,721
Equinix, Inc.	26,444	20,771,233
Equity Lifestyle Properties, Inc.	21,822	1,490,879
Extra Space Storage, Inc.	26,971	2,787,183
Iron Mountain, Inc.	50,207	1,415,335
Public Storage	29,536	5,903,656
SBA Communications Corp. Class A	4,422	1,377,630
Simon Property Group, Inc.	71,980	4,487,953
		93,940,270
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	25,110	848,969
TOTAL COMMON STOCKS
(Cost $3,327,128,529)		4,739,522,540
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.17% 11/5/20 (c)
(Cost $12,744,400)	12,750,000	12,746,831
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.14% (d)	40,355,375	$40,367,481
Fidelity Securities Lending Cash Central Fund 0.13% (d)(e)	48,712,619	48,717,490
TOTAL MONEY MARKET FUNDS
(Cost $89,082,654)		89,084,971
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,428,955,583)		4,841,354,342
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(42,747,237)
NET ASSETS - 100%		$4,798,607,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	204	Sept. 2020	$44,433,240	$2,539,132	$2,539,132
CME E-mini S&P 500 Index Contracts (United States)	87	Sept. 2020	14,196,225	176,170	176,170
TOTAL FUTURES CONTRACTS					$2,715,302

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,784,059.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$102,286
Fidelity Securities Lending Cash Central Fund	65,064
Total	$167,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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